UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
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Check here if Amendment [  ];     Amendment Number:
     This Amendment (Check only one):
         [   ] is a restatement.     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Altima Services UK Limited
Address:   11 Slingsby Place
           St Martins Courtyard
           London, WC2E 9AB
           United Kingdom

Form 13F File Number: 28-13518

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Malcolm Goddard
Title:  Director
Phone:  011-44-20-7968-6400

Signature, Place, and Date of Signing:

Malcolm Goddard     London, England         July 23, 2012
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[Signature]         [City, State]           [Date]

Report Type (Check only one):

[     ]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[  X  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
            manager(s).)
[     ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number: 28-13517
Name   Altima Partners LLP
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